Long-Term Debt (Tables)	6 Months Ended
Jun. 30, 2024
Long-Term Debt [Abstract]
Long-Term Debt
The amounts of long-term debt shown in the accompanying unaudited condensed consolidated balance sheets of December 31, 2023 and June 30, 2024, are analyzed as follows:

Loan facilities	Borrowers	As of December 31, 2023	As of June 30, 2024
$18.0 Million Term Loan Facility	Rocket- Gamora	5,257,200	—
Total long-term debt		$5,257,200	$—
Less: Deferred financing costs		(43,414)	—
Total long-term debt, net of deferred finance costs		5,213,786	—

Presented:
Current portion of long-term debt		$1,345,600	$—
Less: Current portion of deferred finance costs		(34,311)	—
Current portion of long-term debt, net of deferred finance costs		$1,311,289	$—

Non-Current portion of long-term debt		3,911,600	—
Less: Non-Current portion of deferred finance costs		(9,103)	—
Non-Current portion of long-term debt, net of deferred finance costs		$3,902,497	$—